UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (20,889)	$ (29,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,052	1,121
Foreign exchange loss (gain) on long-term debt	4	(3)
Bad debt expense	26	7
Non-cash debt amendment fee		463
Change in fair value of warrants and derivatives, net	(642)	(457)
Share-based compensation	1,939	6,564
Total adjustments	2,379	7,695
Changes in operating assets and liabilities:
Decrease in accounts receivable	14,366	8,185
Increase in inventory	(2,187)	(1,765)
(Increase) decrease in prepaid expenses and other current assets	(849)	93
Decrease in other operating assets	58	88
Increase (decrease) in accounts payable	889	(1,088)
(Decrease) increase in deferred revenue	(664)	317
Increase (decrease) in other accrued expenses and other current liabilities	387	(1,430)
Increase in other long-term liabilities	182	90
Increase in accrued interest on long-term debt	3,966	2,673
Net cash used in operating activities	(2,362)	(14,880)
Cash flows from investing activities:
Purchase of property, plant and equipment	(568)	(807)
Net cash used in investing activities	(568)	(807)
Cash flows from financing activities:
Repayment of senior term loan	(880)	(1,320)
Payment for taxes withheld on stock awards	(161)
Net cash (used in) provided by financing activities	(1,041)	(1,320)
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,971)	(17,007)
Cash, cash equivalents and restricted cash, beginning of year	7,287	63,122
Cash, cash equivalents and restricted cash, end of year	3,316	46,115
Supplemental disclosures of cash flow information
Cash paid for interest	567	1,431
Cash paid for income taxes	7	159
Supplemental disclosures of non-cash financing activity
Non-cash debt amendment fee		463
Cash and cash equivalents	3,282	45,930
Restricted cash	34	185
Total cash, cash equivalents and restricted cash shown in the unaudited condensed consolidated statement of cash flows	$ 3,316	$ 46,115